Income Tax	3 Months Ended
Mar. 31, 2022
Major Components Of Tax Expense Income [Abstract]
Income Tax

20. INCOME TAX

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Current tax expense	462	600
Deferred tax benefit (Note 14)	(93)	66
	369	666

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the effective tax rate of 12.6% (2021: 5%) as follows:

	THREE MONTHS ENDED MARCH 31,
	2022	2021
Income before tax	4,857	5,132
Tax expense	635	257
Tax effects of:
Disallowed expenses	277	106
Movements in temporary differences	(545)	(63)
Income subject to other tax rates	—	360
Other	2	6
	369	666